5. STOCK OPTIONS (Details)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Number of stock options granted | shares	1,800,000
Exercise price	$ .49
Cartwright, Gene
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	VESTING	[1]
Number of stock options granted | shares	400,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
Faupel, Mark
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	VESTING	[1]
Number of stock options granted | shares	400,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
Imhoff, John
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	IMMEDIATE	[1]
Number of stock options granted | shares	50,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
James, Michael
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	IMMEDIATE	[1]
Number of stock options granted | shares	50,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
Clavijo, James
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	VESTING	[1]
Number of stock options granted | shares	300,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
Battle, Lisa
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	VESTING	[1]
Number of stock options granted | shares	178,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
Sufka, Melissa
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	VESTING	[1]
Number of stock options granted | shares	178,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
Waterstreet, Alesandra
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	VESTING	[1]
Number of stock options granted | shares	178,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48
Wells, William
Grant date	Jul. 14, 2020
Expiration date	Jul. 12, 2030
Vesting period	18 months	[1]
Number of stock options granted | shares	66,000
Exercise price	$ 0.49
Black scholes valuation	$ 0.48

[1]	25% immediate and 25% each year thereafter; 36 months in total